Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 182,519	$ 114,047
Short term investments - available for sale (Note 3)	138,317	76,183
Accounts receivable, net	342,581	285,419
Unbilled revenue	113,239	112,483
Other receivables	14,415	13,387
Deferred tax asset (Note 13)	28,644	20,574
Prepayments and other current assets	24,664	23,155
Income taxes receivable (Note 13)	9,049	18,500
Total current assets	853,428	663,748
Other Assets:
Property, plant and equipment, net (Note 6)	160,830	168,373
Goodwill (Note 4)	357,523	315,441
Non-current other assets	6,732	5,584
Non-current income taxes receivable (Note 13)	25,172	9,506
Non-current deferred tax asset (Note 13)	7,421	5,009
Intangible assets (Note 5)	31,354	34,447
Total Assets	1,442,460	1,202,108
Current Liabilities:
Accounts payable	4,594	8,149
Payments on account	297,347	219,467
Other liabilities (Note 7)	194,812	181,092
Deferred tax liability (Note 13)		144
Income taxes payable (Note 13)	4,416	4,570
Total current liabilities	501,169	413,422
Other Liabilities:
Non-current other liabilities (Note 8)	11,198	14,312
Non-current government grants (Note 11)	1,359	1,427
Non-current income taxes payable (Note 13)	5,288	5,650
Non-current deferred tax liability (Note 13)	12,867	12,722
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 61,587,257 shares issued and outstanding at December 31, 2013 and 60,287,498 shares issued and outstanding at December 31, 2012.	5,168	5,067
Additional paid-in capital	279,572	237,217
Capital redemption reserve (Note 12 (a))	100	100
Accumulated other comprehensive income (Note 19)	1,960	(8,776)
Retained earnings	623,779	520,967
Total Shareholders' Equity	910,579	754,575
Total Liabilities and Shareholders' Equity	$ 1,442,460	$ 1,202,108